ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 1)						12 Months Ended
	Sep. 09, 2015 USD ($)	Jun. 08, 2015 shares	Jun. 05, 2015 USD ($) shares	Apr. 27, 2015 USD ($) $ / shares shares	Apr. 08, 2015 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2015 USD ($)
Organization Consolidation And V I E Arrangements [Line Items]
Maximum foreign ownership in equity interest of PRC internet businesses (as a percent)						50.00%
Financial statement balances and amounts of the VIEs and VIEs' subsidiaries
Cash and cash equivalents						$ 356,673	$ 4,912,170	$ 2,604,886		$ 11,151,900
Accounts receivable, net						176,120	3,295,818
Inventories						585,760	538,660
Prepaid expenses and other current assets, net						1,121,495	2,245,788
Amounts due from related parties						2,378,709	3,062,797
Total current assets						4,618,757	14,055,233
Property and equipment, net						406,021	1,795,233
Investment						0	768,486
Other non-current assets						0	161,723
Total non-current assets						406,021	122,086,598
TOTAL ASSETS						5,024,778	136,141,831
Short-term bank borrowings						7,272,198	7,684,859		¥ 50,000,000
Accounts and notes payable						542,732	3,980,826
Accrued expenses and other current liabilities						6,916,744	9,292,260
Advance from customers						422,816	1,243,739
Amounts due to related parties						5,134,709	603,883
Total current liabilities						20,289,199	22,805,567
Other non-current liabilities						29,540	1,534,449
Amounts due to related parties						6,892,316	5,685,971
Total non-current liabilities						6,921,856	9,786,405
TOTAL LIABILITIES						27,211,055	32,591,972
Revenues						36,455,296	88,736,549	73,201,161
Net loss						(123,239,785)	(161,898,979)	(25,293,145)
Net cash provided by/(used in) operating activities						(4,331,190)	(9,873,748)	(5,826,386)
Net cash provided by financing activities						1,686,123	12,642,573	0
Century Winning Limited [Member] | Wowo Group Limited [Member]
Financial statement balances and amounts of the VIEs and VIEs' subsidiaries
Payment received from sale of equity interest of a subsidiary	$ 1
Payment by Buyer for net liabilities	$ 47,390,420
Ordinary shares [Member]
Financial statement balances and amounts of the VIEs and VIEs' subsidiaries
Net loss						0	$ 0	0
Ordinary shares issued for consideration | shares		741,422,780
Ordinary shares [Member] | IPO [Member]
Financial statement balances and amounts of the VIEs and VIEs' subsidiaries
Shares issued | shares							72,000,000
Ordinary shares [Member] | Over-allotment option [Member]
Financial statement balances and amounts of the VIEs and VIEs' subsidiaries
Shares issued | shares				3,960,000
ADS [Member] | IPO [Member]
Financial statement balances and amounts of the VIEs and VIEs' subsidiaries
Shares issued | shares					4,000,000
Net proceeds received					$ 35,200,000
Price per share | $ / shares				$ 10	$ 10
ADS [Member] | Over-allotment option [Member]
Financial statement balances and amounts of the VIEs and VIEs' subsidiaries
Shares issued | shares				220,000
Net proceeds received				$ 2,100,000
Price per share | $ / shares				$ 10
VIEs [Member]
Financial statement balances and amounts of the VIEs and VIEs' subsidiaries
Cash and cash equivalents						245,866	$ 4,802,420
Accounts receivable, net						176,120	3,295,818
Inventories						585,760	538,660
Prepaid expenses and other current assets, net						1,007,406	1,881,988
Amounts due from related parties						4,038,884	3,062,797
Total current assets						6,054,036	13,581,683
Property and equipment, net						344,150	1,715,795
Investment						0	768,486
Other non-current assets						0	161,723
Total non-current assets						344,150	2,646,004
TOTAL ASSETS						6,398,186	16,227,687
Short-term bank borrowings						7,272,198	7,684,859
Accounts and notes payable						540,899	3,980,560
Accrued expenses and other current liabilities						5,336,699	8,345,461
Advance from customers						422,702	1,243,739
Amounts due to related parties						3,311,752	87,385
Total current liabilities						16,884,250	21,342,004
Other non-current liabilities						0	1,386,749
Amounts due to related parties						6,892,316	5,685,971
Total non-current liabilities						6,892,316	7,072,720
TOTAL LIABILITIES						23,776,566	28,414,724
Revenues						28,978,124	80,668,230	66,288,019
Net loss						(8,195,049)	(12,419,220)	(17,022,631)
Net cash provided by/(used in) operating activities						(6,241,888)	(9,152,256)	2,657,916
Net cash used in investing activities						(13,064)	(741,079)	(2,578,472)
Net cash provided by financing activities						$ 1,686,123	$ 12,642,573	$ 0
Percentage contributed to consolidated revenues						79.50%	90.90%	90.60%
Percentage contributed to consolidated total assets						127.30%	11.90%		127.30%
Percentage contributed to consolidated total liabilities						87.40%	87.20%		87.40%
JMU HK [Member]
Financial statement balances and amounts of the VIEs and VIEs' subsidiaries
Ordinary shares issued for consideration | shares			741,422,780
Cash consideration			$ 30,000,000